Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to leases was as follows:

	As of June 30,
	2025	2024
	$	$
Right-of-use assets(“ROU”), net	3,177,674	3,474,737
Operating lease ROU	3,126,045	3,406,861
Finance lease ROU	51,629	67,876

Lease liabilities - current	223,543	218,578
Current operating lease obligation	207,904	203,347
Current finance lease obligation	15,639	15,231

Lease liabilities – non-current	187,355	456,933
Non-current operating lease obligation	160,161	413,871
Non-current finance lease obligation	27,194	43,062
Total lease obligation	410,898	675,511

Schedule of Contractual Maturities of the Group’s Operating and Finance Lease Liabilities

The following table shows the remaining contractual maturities of the Group’s operating and finance lease liabilities As of June 30, 2025 by years:

	Operating	Finance
	$	$
Year ending June 30, 2026	220,861	16,774
Year ending June 30, 2027	163,829	16,774
Year ending June 30, 2028	-	11,183
Total undiscounted lease obligations	384,690	44,731
Less: imputed interest	16,625	1,898
Lease liabilities recognized in the consolidated balance sheet	368,065	42,833